UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CRCM L.P.
Address:   One Maritime Plaza, Suite 1107
           San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chun R. Ding
Title:    Manager of CRCM LLC
          General Partner of CRCM L.P.
Phone:    (415) 578-5700

Signature, Place and Date of Signing
/s/ Kelvin Koo                             Hong Kong, China     May 13, 2013
------------------------------------       ----------------     ------------
By:  Kelvin Koo, as Attorney-in-Fact       [City, Country]      [Date]
For Chun R. Ding, Manager

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       5 Data Records

Form 13F Information Table Value Total:       $30,563 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-12617                 ChinaRock Capital Management Limited

                                                                 CRCM LP
                                                         13F SECURITIES HOLDINGS
                                                          1st Quarter - FY 2013

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              Column 1                 Column 2     Column 3  Column 4     Column 5         Column 6   Column 7      Column 8
                                       Title of                Value   SHS or   SH/  Put/  Investment   Other    Voting  Authority
           Name of Issuer               Class        CUSIP    (x$1000) PRN Amt  PRN  Call  Discretion  Manager  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
CHINACACHE INTERNAT-SPON ADR            Equity ADR 16950M107   1,456   400,000  SH        SHARE-DEFINED   1           400,000

NEW ORIENTAL ED & TECH GRP I - SPON ADR Equity ADR 647581107  11,785   654,700  SH        SHARE-DEFINED   1           654,700

SINA CORP                               Equity     G81477104  11,176   230,000  SH        SHARE-DEFINED   1           230,000

THE9 LTD-ADR EQUITY ADR 0.0             Equity ADR 88337K104     970   375,994  SH        SHARE-DEFINED   1           375,994

YAHOO! INC                              Equity     984332106   5,176   220,000  SH        SHARE-DEFINED   1           220,000